GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 99.2%	Value
	Appliances: 9.9%
238,800	Haier Smart Home Co., Ltd. - H Shares	$766,585
84,200	Midea Group Co., Ltd.	909,064
108,709	Zhejiang Supor Cookware - A Shares	872,548
		2,548,197
	Application Software: 3.5%
597,000	TravelSky Technology Ltd.	889,515

	Auto/Cars - Light Trucks: 3.9%
472,000	Geely Automobile Holdings Ltd.	1,014,428

	Auto/Truck Parts & Equipment: 3.7%
447,480	Weichai Power Co., Ltd. - H Shares	942,146

	Commercial Banks: 3.4%
146,500	China Merchants Bank Co., Ltd. - H Shares	864,866

	E-Commerce/Services: 8.2%
24,500	Alibaba Group Holding Ltd.	406,703
6,020	Alibaba Group Holding Ltd. - ADR	796,025
1,352	JD.com Inc.	28,093
21,178	JD.com Inc. - ADR	870,839
		2,101,660
	Electrical Equipment: 3.5%
179,042	Hongfa Technology Co., Ltd.	909,083

	Electronic Components: 3.1%
292,289	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	799,364

	Energy-Alternate: 2.2%
299,370	Hangzhou First Applied Materials Co., Ltd.	579,281

	Finance: 3.2%
18,300	Hong Kong Exchanges & Clearing Ltd.	813,904

	Food-Dairy Products: 5.8%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	768,400
190,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	734,600
		1,503,000
	Home Furnishings: 2.9%
336,900	Suofeiya Home Collection - A Shares	748,682

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 99.2%	Value
	Insurance: 6.5%
114,000	AIA Group Ltd.	$866,563
134,000	Ping An Insurance Group Company of China Ltd. - H Shares	798,974
		1,665,537
	Internet Application Software: 4.8%
19,200	Tencent Holdings Ltd.	1,231,306

	Internet Content - Entertainment: 3.3%
8,275	NetEase Inc. - ADR	851,663

	Machinery: 16.1%
254,000	Haitian International Holdings Ltd.	672,460
225,468	NARI Technology Co., Ltd. - A Shares	679,842
343,197	Sany Heavy Industry Co., Ltd. - A Shares	901,819
124,300	Shandong Himile Mechanical Science & Technology Co., Ltd.	1,013,296
91,554	Shenzhen Inovance Technology Co., Ltd. - A Shares	858,087
		4,125,504
	Pharmaceuticals: 6.2%
1,024,400	CSPC Pharmaceutical Group Ltd.	651,388
1,938,500	Sino Biopharmaceutical Ltd.	937,257
		1,588,645
	Real Estate Operations/Development: 3.3%
476,000	China Overseas Land & Investments Ltd.	852,088

	Retail-Apparel: 2.7%
90,000	Shenzhou International Group Holdings Ltd.	683,428

	Web Portals: 3.0%
8,510	Baidu Inc. - ADR*	783,175

	Total Common Stocks	25,495,472
	(cost $26,960,374)

	Total Investments in Securities	25,495,472
	(cost $26,960,374): 99.2%

	Other Assets less Liabilities: 0.8%	207,286

	Net Assets: 100.0%	$25,702,758

*	Non-income producing security.

ADR - American Depository Receipt